S000072812 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	87 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.14%
Performance Inception Date				Sep. 28, 2018
Bloomberg U.S. Intermediate Credit Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.88%	1.54%	3.41%
Performance Inception Date				Sep. 28, 2018
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.39%	1.77%	3.36%
Performance Inception Date				Sep. 28, 2018
Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.48%	0.40%	2.03%
Performance Inception Date				Sep. 28, 2018
Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.34%	0.75%	2.01%
Performance Inception Date				Sep. 28, 2018

[1]	Returns of the Institutional Class are those of the Institutional Class of the Predecessor Fund, for periods prior to September 20, 2021.